Cover	Jun. 14, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 20, 2023, Tenon Medical, Inc. (the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “Original Filing”). The sole purpose of this Amendment No. 1 to the Original Filing is to include the final Form of Warrant as Exhibit 4.1 and amend the exhibit list. No other changes have been made to the Original Filing and this is an exhibits-only filing. This Amendment No. 1 to the Original Filing speaks as of the original filing date of the Original Filing, does not reflect events that may have occurred subsequent to the original filing date and does not modify the disclosures made in the Original Filing other than including the final Form of Warrant as Exhibit 4.1 and amending the exhibit list.
Document Period End Date	Jun. 14, 2023
Entity File Number	001-41364
Entity Registrant Name	TENON MEDICAL, INC.
Entity Central Index Key	0001560293
Entity Tax Identification Number	45-5574718
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	104 Cooper Court
Entity Address, City or Town	Los Gatos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95032
City Area Code	408
Local Phone Number	649-5760
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TNON
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	TNONW
Security Exchange Name	NASDAQ